UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Archon Capital Management LLC

Address:   1301 5th Ave, Suite 3008
           Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Constantinos J. Christofilis
Title:     Managing Member
Phone:     (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis      Seattle, WA             March 2, 2011
--------------------------------  --------------------    ----------------------
          [Signature]                 [City, State]               [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  $149,529
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                           June 30, 2009

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
--------------              --------------     ---------  --------    ------------------  ----------  --------  --------------------
                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------              --------------     ---------  --------    -------   --- ----  ----------  --------  ------  ------  ----
ACTIVISION BLIZZARD INC       COM              00507V109    5,399     427,500   SH          Sole       None      427,500
AGNICO EAGLE MINES LTD        COM              008474108      945      18,000   SH          Sole       None       18,000
ARM HLDGS PLC                 SPONSORED ADR    042068106    1,791     300,000   SH          Sole       None      300,000
AVOCENT CORP                  COM              053893103    6,306     451,700   SH          Sole       None      451,700
BEST BUY INC                  COM              086516101    2,344      70,000   SH          Sole       None       70,000
BITSTREAM INC                 CL A             091736108      788     151,588   SH          Sole       None      151,588
CHINAEDU CORP                 SPONS ADR        16945L107    1,184     158,274   SH          Sole       None      158,274
CHINDEX INTERNATIONAL INC     COM              169467107    9,435     762,752   SH          Sole       None      762,752
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR    204448104      788      32,800   SH          Sole       None       32,800
CONTANGO OIL & GAS COMPANY    COM NEW          21075N204    1,262      29,700   SH          Sole       None       29,700
COPART INC                    COM              217204106    5,859     169,000   SH          Sole       None      169,000
CORE LABORATORIES N V         COM              N22717107    2,353      27,000   SH          Sole       None       27,000
COSAN LTD                     SHS A            G25343107    7,686   1,483,700   SH          Sole       None    1,483,700
COVANTA HLDG CORP             COM              22282E102    4,625     272,700   SH          Sole       None      272,700
CRA INTL INC                  COM              12618T105    1,069      38,500   SH          Sole       None       38,500
CRYPTOLOGIC LIMITED           SHS              G3159C109    1,176     192,087   SH          Sole       None      192,087
DARLING INTL INC              COM              237266101    8,987   1,361,713   SH          Sole       None    1,361,713
DUPONT FABROS TECHNOLOGY INC  COM              26613Q106    6,341     673,150   SH          Sole       None      673,150
EDAP TMS S A                  SPONSORED ADR    268311107      475     316,507   SH          Sole       None      316,507
EMERITUS CORP                 COM              291005106      251      19,000   SH          Sole       None       19,000
EQUINIX INC                   COM NEW          29444U502    3,637      50,000   SH          Sole       None       50,000
EXPRESS 1 EXPEDITED SOLUTION  COM              30217Q108    3,220   3,701,170   SH          Sole       None    3,701,170
FEI CO                        COM              30241L109      540      23,600   SH          Sole       None       23,600
FURMANITE CORPORATION         COM              361086101    6,216   1,393,767   SH          Sole       None    1,393,767
HEALTH FITNESS CORP           COM NEW          42217V201    3,461     558,240   SH          Sole       None      558,240
HORNBECK OFFSHORE SVCS INC N  COM              440543106    2,075      97,000   SH          Sole       None       97,000
IHS INC                       CL A             451734107    1,396      28,000   SH          Sole       None       28,000
INTREPID POTASH INC           COM              46121Y102    2,387      85,000   SH          Sole       None       85,000
J2 GLOBAL COMMUNICATIONS INC  COM NEW          46626E205    4,692     208,000   SH          Sole       None      208,000
JAGUAR MNG INC                COM              47009M103    5,090     671,453   SH          Sole       None      671,453
LECG CORP                     COM              523234102      613     188,000   SH          Sole       None      188,000
MARCHEX INC                   CL B             56624R108      451     133,000   SH          Sole       None      133,000
MEDTOX SCIENTIFIC INC         COM NEW          584977201      400      42,436   SH          Sole       None       42,436
MF GLOBAL LTD                 SHS              G60642108    5,963   1,005,600   SH          Sole       None    1,005,600
NETWORK EQUIP TECHNOLOGIES    COM              641208103      380      89,246   SH          Sole       None       89,246
OMEGA PROTEIN CORP            COM              68210P107      492     121,300   SH          Sole       None      121,300
OMNITURE INC                  COM              68212S109    9,556     760,800   SH          Sole       None      760,800
OPTELECOM NKF INC             COM PAR $0.03    683818207      251      65,113   SH          Sole       None       65,113
PAN AMERICAN SILVER CORP      COM              697900108    1,484      80,976   SH          Sole       None       80,976
PARKER DRILLING CO            COM              701081101    2,778     640,000   SH          Sole       None      640,000
PETROHAWK ENERGY CORP         COM              716495106    1,338      60,000   SH          Sole       None       60,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    2,254      55,000   SH          Sole       None       55,000
RIVERBED TECHNOLOGY INC       COM              768573107    1,044      45,000   SH          Sole       None       45,000
SILVER WHEATON CORP           COM              828336107    1,854     225,000   SH          Sole       None      225,000
SPECTRANETICS CORP            COM              84760C107    2,299     466,250   SH          Sole       None      466,250
TITAN INTL INC ILL            COM              88830M102    1,942     260,000   SH          Sole       None      260,000
TRIMBLE NAVIGATION LTD        COM              896239100    4,393     223,800   SH          Sole       None      223,800
VAALCO ENERGY INC             COM NEW          91851C201    2,073     490,000   SH          Sole       None      490,000
VMWARE INC                    CL A COM         928563402    4,390     161,000   SH          Sole       None      161,000
WEBMEDIABRANDS INC            COM              94770W100      908   1,653,438   SH          Sole       None    1,653,438
YAMANA GOLD INC               COM              98462Y100    2,343     265,000   SH          Sole       None      265,000
ZIX CORP                      COM              98974P100      546     363,973   SH          Sole       None      363,973





SK 26015 0001 1175654